Geographic Information and Concentrations of Risk - Schedule of long-lived assets by geographical region (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 2,361	$ 2,734
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	104	114
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	298	519
Asia, other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	100	0
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,708	1,939
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 151	$ 162